J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Mid Cap Equity Fund

JPMORGAN TRUST II

JPMorgan Mid Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

(All Share Classes)

Supplement dated May 27, 2025

to the current Summary Prospectuses, Prospectuses,

and Statement of Information, as supplemented

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of each Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

JPMorgan Mid Cap Equity Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Felise Agranoff	2020	Managing Director
Lawrence Playford	2020	Managing Director
Michael Stein	2025	Managing Director
Ryan Jones	2024	Executive Director
Jeremy Miller	2024	Executive Director

JPMorgan Mid Cap Growth Fund

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Felise Agranoff	2015	Managing Director
Michael Stein	2025	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Mid Cap Equity” section of each Prospectus is deleted in its entirety and replaced with the following:

Mid Cap Equity Fund

The portfolio management team is led by Lawrence E. Playford, Managing Director of JPMIM and a CFA charterholder, Felise L. Agranoff, Managing Director of JPMIM and a CFA charterholder, Michael Stein, Managing Director of JPMIM and a CFA charterholder, Ryan N. Jones, Executive Director of JPMIM, and Jeremy C. Miller, Executive Director of JPMIM. Messrs. Playford, Jones and Miller are primarily responsible for the Fund’s value investments, while Ms. Agranoff and Mr. Stein are primarily responsible for the Fund’s growth investments.

Mr. Playford is the lead portfolio manager for the Fund’s value investments and is a senior member of the U.S. Equity Value portfolio management team. Messrs. Playford, Jones and Miller are co-portfolio managers for the Fund’s value investments and share authority in the day-to-day management of the Fund. An employee of JPMIM or its affiliates since 1993, Mr. Playford joined the U.S. Equity Value team as a research analyst in 2003 and became a portfolio manager in 2004. An employee of the firm since 2016, Mr. Jones has been an investment analyst on the U.S. Equity Value team since 2016, currently covering technology &

SUP-USEQ-PM-525

communication services, and a portfolio manager since 2023. Before joining the firm, Mr. Jones was in technology equity research at several other firms. An employee of the firm since 2016, Mr. Miller has been an investment analyst on the U.S. Equity Value team since 2016, currently covering industrials and materials, and a portfolio manager since 2023. Before joining the firm, Mr. Miller was an industrial and materials specialist at Vertical Research Partners and an institutional equity salesperson at several other firms.

Ms. Agranoff is the lead portfolio manager for the Fund’s growth investments and is a senior member of the U.S. Equity Growth portfolio management team. Ms. Agranoff and Mr. Stein are co-portfolio managers for the Fund’s growth investments and share authority in the day-to-day management of the Fund. An employee since 2004, Ms. Agranoff has been a portfolio manager since 2015 and a research analyst in the firm’s U.S. Equity Group since 2004. An employee since 2014, Mr. Stein leads industrials & energy sector coverage for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies and has been a co-portfolio manager for the Small Cap Growth Strategy since 2023. Prior to joining the firm, Mr. Stein worked at Barclays and Morgan Stanley, covering electrical equipment and industrial conglomerates. Mr. Stein obtained a B.S. in Finance from the Wharton School, a B.S.E. in Mechanical Engineering from the University of Pennsylvania School of Engineering and Applied Sciences.

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Mid Cap Growth” section of each Prospectus is deleted in its entirety and replaced with the following:

Mid Cap Growth Fund

The portfolio management team is led by Felise L. Agranoff, Managing Director of JPMIM and a CFA charterholder, and Michael Stein, Managing Director of JPMIM and a CFA charterholder. Ms. Agranoff is a portfolio manager and shares authority in the day-to-day management of the Fund. Information about Mr. Stein and Ms. Agranoff is discussed earlier in this section.

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to each Fund is hereby deleted in its entirety and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Mid Cap Equity Fund
Felise Agranoff	17	39,524,814	7	13,750,645	34	4,408,071
Lawrence Playford	16	17,102,477	2	183,790	8	244,994
Michael Stein*	1	3,074,462	3	579,070	0	0
Ryan Jones	3	13,132,091	1	114,850	0	0
Jeremy Miller	3	13,132,091	1	114,850	1	10,637

Mid Cap Growth Fund
Felise Agranoff	17	33,227,866	7	13,750,645	34	4,408,071
Michael Stein*	1	3,074,462	3	579,070	0	0

*	As of 3/31/25

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Mid Cap Equity Fund
Felise Agranoff	0	0	0	0	1	$120,738
Lawrence Playford	0	0	0	0	1	120,738
Michael Stein*	0	0	0	0	0	0
Ryan Jones	0	0	0	0	0	0
Jeremy Miller	0	0	0	0	0	0

Mid Cap Growth Fund
Felise Agranoff	0	0	0	0	1	132,293
Michael Stein*	0	0	0	0	0	0

*	As of 3/31/25

In addition, effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of the SAI with respect to each Fund is hereby deleted in its entirety and replaced with the following:

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mid Cap Equity Fund
Felise Agranoff					X
Lawrence Playford					X
Michael Stein*	X
Ryan Jones	X
Jeremy Miller	X

Mid Cap Growth Fund
Felise Agranoff					X
Michael Stein*					X

**	As of 3/31/25.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENT OF

ADDITIONAL INFORMATION FOR FUTURE REFERENCE